Note 14 - Summarized Financial Information of Citizens Holding Company - Balance Sheets (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other assets (1)		$ 8,972	$ 4,682
Total assets		1,404,597	1,323,728
Secured line of credit		18,000	18,000
Accrued interest payable		1,243	732
Total liabilities		1,361,824	1,284,703
Shareholders’ equity		42,773	39,025	$ 105,900	$ 119,548
Total liabilities and shareholders’ equity		1,404,597	1,323,728
Parent Company [Member]
Cash (1)	[1]	234	526
Investment in bank subsidiary (1)	[1]	60,061	56,373
Other assets (1)	[1]	478	444
Total assets		60,773	57,343
Secured line of credit		18,000	18,000
Accrued interest payable		0	318
Total liabilities		18,000	18,318
Shareholders’ equity		42,773	39,025
Total liabilities and shareholders’ equity		$ 60,773	$ 57,343

[1]	Fully or partially eliminates in consolidation.